Fees Summary	Feb. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 531,000
Previously Paid Amount	0.00
Total Fee Amount	73.33
Total Offset Amount	0.00
Net Fee	73.33
Narrative - Max Aggregate Offering Price	$ 531,000
Final Prospectus	true